Policyholder liabilities and unallocated surplus - Analysis of movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	£ 409,714	£ 340,584
Policyholder liabilities on the consolidated statement of financial position	388,996	322,518
Unallocated surplus of with-profits funds on the consolidated statement of financial position	14,317	13,096
Group's share of policyholder liabilities of joint ventures and associates	6,401	4,970
Reclassification of Korea life business as held for sale		(2,812)
Premiums	41,892	35,534
Surrenders	(20,035)	(16,992)
Maturities/deaths	(11,109)	(10,089)
Net flows	10,748	8,453
Shareholders' transfers post-tax	(287)	(259)
Investment-related items and other movements	35,579	26,321
Foreign exchange translation differences	(20,125)	37,427
Ending Balance	435,629	409,714
Policyholder liabilities on the consolidated statement of financial position	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position	16,951	14,317
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Average Policy liability	407,038	360,038
Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	266,635	219,581
Policyholder liabilities on the consolidated statement of financial position	260,234
Group's share of policyholder liabilities of joint ventures and associates	6,401
Reclassification of Korea life business as held for sale		(2,812)
Premiums	23,566	21,357
Surrenders	(15,205)	(12,770)
Maturities/deaths	(5,644)	(4,949)
Net flows	2,717	3,638
Investment-related items and other movements	22,978	13,786
Foreign exchange translation differences	(17,837)	32,442
Policyholder liabilities	274,493	266,635
Policyholder liabilities on the consolidated statement of financial position	267,026	260,234
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	(1,302)
Policyholder liabilities on the consolidated statement of financial position	(1,235)	(1,302)
Unallocated to a segment (other operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	32
Unallocated to a segment (other operations) | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	32
Asia insurance operations
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	62,784	48,778
Policyholder liabilities on the consolidated statement of financial position	53,716	41,255
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,667	2,553
Group's share of policyholder liabilities of joint ventures and associates	6,401	4,970
Reclassification of Korea life business as held for sale		(2,812)
Premiums	11,863	9,639
Surrenders	(3,079)	(2,299)
Maturities/deaths	(1,909)	(1,558)
Net flows	6,875	5,782
Shareholders' transfers post-tax	(54)	(44)
Investment-related items and other movements	8,182	2,005
Foreign exchange translation differences	(3,948)	9,075
Ending Balance	73,839	62,784
Policyholder liabilities on the consolidated statement of financial position	62,898	53,716
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	2,667
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Average Policy liability	65,241	51,765
Asia insurance operations | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	32,851	27,844
Policyholder liabilities on the consolidated statement of financial position	26,450
Group's share of policyholder liabilities of joint ventures and associates	6,401
Reclassification of Korea life business as held for sale		(2,812)
Premiums	6,064	4,749
Surrenders	(2,755)	(1,931)
Maturities/deaths	(1,008)	(732)
Net flows	2,301	2,086
Investment-related items and other movements	3,797	1,116
Foreign exchange translation differences	(1,547)	4,617
Policyholder liabilities	37,402	32,851
Policyholder liabilities on the consolidated statement of financial position	29,935	26,450
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Asia insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	55,018
Policyholder liabilities on the consolidated statement of financial position	64,133	55,018
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474
Jackson (US insurance operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	177,626	138,913
Policyholder liabilities on the consolidated statement of financial position	177,626	138,913
Premiums	15,219	14,766
Surrenders	(10,017)	(7,872)
Maturities/deaths	(2,065)	(1,696)
Net flows	3,137	5,198
Investment-related items and other movements	16,251	5,690
Foreign exchange translation differences	(16,290)	27,825
Ending Balance	180,724	177,626
Policyholder liabilities on the consolidated statement of financial position	180,724	177,626
Average Policy liability	179,175	158,270
Jackson (US insurance operations) | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	177,626	138,913
Policyholder liabilities on the consolidated statement of financial position	177,626
Premiums	15,219	14,766
Surrenders	(10,017)	(7,872)
Maturities/deaths	(2,065)	(1,696)
Net flows	3,137	5,198
Investment-related items and other movements	16,251	5,690
Foreign exchange translation differences	(16,290)	27,825
Policyholder liabilities	180,724	177,626
Policyholder liabilities on the consolidated statement of financial position	180,724	177,626
UK and Europe insurance operations
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	169,304	152,893
Policyholder liabilities on the consolidated statement of financial position	157,654	142,350
Unallocated surplus of with-profits funds on the consolidated statement of financial position	11,650	10,543
Premiums	14,810	11,129
Surrenders	(6,939)	(6,821)
Maturities/deaths	(7,135)	(6,835)
Net flows	736	(2,527)
Shareholders' transfers post-tax	(233)	(215)
Investment-related items and other movements	11,146	18,626
Foreign exchange translation differences	113	527
Ending Balance	181,066	169,304
Policyholder liabilities on the consolidated statement of financial position	167,589	157,654
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,477	11,650
Average Policy liability	162,622	150,003
UK and Europe insurance operations | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	56,158	52,824
Policyholder liabilities on the consolidated statement of financial position	56,158
Premiums	2,283	1,842
Surrenders	(2,433)	(2,967)
Maturities/deaths	(2,571)	(2,521)
Net flows	(2,721)	(3,646)
Investment-related items and other movements	2,930	6,980
Policyholder liabilities	56,367	56,158
Policyholder liabilities on the consolidated statement of financial position	56,367	£ 56,158
UK and Europe insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	£ 13,477